Label	Element	Value
Invesco BulletShares 2028 High Yield Corporate Bond ETF | For BulletShares Corporate Bond ETFs and BulletShares High Yield Corporate Bond ETFs
Prospectus [Line Items]	oef_ProspectusLineItems
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock	To be eligible for inclusion in the Underlying Index, bonds must have at least 18 months to final maturity at the time of issuance.